UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2017

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited)
Shares		Value
COMMON STOCKS: 94.1%
Capital Markets: 12.9%
145,500	Diamond Hill Investment Group, Inc.	$29,412,825
5,161,390	Moody's Corp.	610,695,665
2,967,500	TD Ameritrade Holding Corp.	113,566,225
		753,674,715
Communications Equipment: 2.4%
2,680,000	Ubiquiti Networks, Inc. *,1	138,073,600
Distributors: 1.9%
3,550,000	LKQ Corp. *	110,902,000
Diversified Financial Services: 0.8%
300,000	Berkshire Hathaway, Inc. - Class B *	49,563,000
Equity Real Estate Investment Trusts: 17.8%
5,793,663	American Tower Corp.	729,653,918
2,465,000	SBA Communications Corp. *	311,797,850
		1,041,451,768
Health Care Equipment & Supplies: 2.3%
1,655,300	Danaher Corp.	137,936,149
Industrial Conglomerates: 5.2%
1,400,000	Roper Technologies, Inc.	306,180,000
Insurance: 10.1%
921,000	Enstar Group Ltd. *,1,2	179,410,800
426,000	Markel Corp. *	413,049,600
		592,460,400
Internet Software & Services: 1.1%
400,000	Alarm.com Holdings, Inc. *	13,044,000
7,010,301	Just Eat PLC *	52,390,214
		65,434,214
IT Services: 16.2%
4,329,100	MasterCard, Inc. - Class A	503,560,912
4,866,500	Visa, Inc. - Class A	443,922,130
		947,483,042
Machinery: 2.0%
2,830,000	Colfax Corp. *	114,530,100
Multiline Retail: 5.1%
3,600,001	Dollar Tree, Inc. *	297,972,083
Professional Services: 3.4%
2,400,000	Verisk Analytics, Inc.*	198,744,000
Software: 3.9%
497,800	Constellation Software, Inc.	227,677,722
Specialty Retail: 8.5%
4,998,100	CarMax, Inc. *,1	292,388,850
1,540,000	Monro Muffler Brake, Inc. [1]	79,849,000
500,000	O'Reilly Automotive, Inc. *	124,075,000
		496,312,850
Trading Companies & Distributors: 0.5%
1,995,272	Diploma PLC	28,659,681
TOTAL COMMON STOCKS
(Cost $3,506,983,330)		5,507,055,324

CONVERTIBLE PREFERRED STOCKS: 1.2%
Equity Real Estate Investment Trusts: 1.2%
	100,000	American Tower Corp. 5.250%, 5/15/17	11,754,000
	500,016	5.500%, 2/15/18 [1]	57,876,852
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $60,001,601)			69,630,852
Principal Amount
ASSET BACKED BONDS: 0.1%
		GM Financial Consumer Automobile
	$6,000,000	1.100%, 4/16/18 [3]	6,000,139
TOTAL ASSET BACKED BONDS
(Cost $6,000,000)			6,000,139
CORPORATE BONDS: 0.0% [4]
Software: 0.0% [4]
CAD	1,576,800	Constellation Software, Inc. 7.900%, 3/31/40 [5]	1,347,277
TOTAL CORPORATE BONDS
(Cost $1,371,745)			1,347,277
U.S. TREASURY NOTES: 0.9%
		United States Treasury Notes
	$25,000,000	0.875%, 7/15/17	24,996,550
	25,000,000	1.875%, 10/31/17	25,102,800
TOTAL U.S. TREASURY NOTES
(Cost $50,155,270)			50,099,350
SHORT-TERM INVESTMENTS: 0.9%
Commercial Paper: 0.1%
	5,000,000	Collateralized Commercial Paper Co., LLC 1.413%, 9/18/17 [6]	4,974,200
U.S. Treasury Bills: 0.8%
	25,000,000	United States Treasury Bill 0.673%, 8/17/17 [6]	24,939,700
	25,000,000	0.602%, 9/14/17 [6]	24,919,250
			49,858,950
TOTAL SHORT-TERM INVESTMENTS
(Cost $54,865,861)			54,833,150
Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 3.0%
Money Market Funds: 3.0%
	174,363,991	First American Government Obligations Fund - Class Z, 0.816% [7]	174,363,991
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $174,363,991)			174,363,991
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $3,853,741,798)			5,863,330,083
Liabilities in Excess of Other Assets: (0.2)%			(11,146,638)
TOTAL NET ASSETS: 100.0%			$5,852,183,445

CAD	Canadian Dollar
*	Non-income producing security
[1]
All or a portion of this security was out on loan as of April 30, 2017.  Total loaned securities had a value of $168,880,014 or 2.9% of total net assets.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance July 31, 2016	Purchases	Sales	Share Balance April 30, 2017	Realized Gain (Loss)	Dividend Income	Value April 30, 2017	Cost
Enstar Group Ltd.	921,000	-	-	921,000	$-	$-	$179,410,800	$139,666,094

[3]
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the value of this security was $6,000,139 or 0.1% of net assets.

[4]	Does not round to 0.1%
[5]	Variable rate security; rate shown was the rate in effect on April 30, 2017.
[6]	Zero coupon security. Rate respresents the yield to maturity.
[7]	Seven-day yield as of April 30, 2017

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows+:

Cost of investments	$3,853,741,798
Gross unrealized appreciation	2,012,051,984
Gross unrealized depreciation	(2,463,699)
Net unrealized appreciation	$2,009,588,285

+Because tax adjustments are calculated annually at the end of the Akre Focus Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at April 30, 2017 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2017. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,507,055,324	$-	$-	$5,507,055,324
Convertible Preferred Stocks	69,630,852	-	-	69,630,852
Asset Backed Bonds	-	6,000,139	-	6,000,139
Corporate Bonds	-	1,347,277	-	1,347,277
U.S. Treasury Notes	-	50,099,350	-	50,099,350
Short-Term Investments	-	54,833,150	-	54,833,150
Investments Purchased with Cash Proceeds from Securities Lending	174,363,991	-	-	174,363,991
Total Investments in Securities	$5,751,050,167	$112,279,916	$-	$5,863,330,083

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Levels 1, 2, or 3 during the period ended April 30, 2017.

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of April 30, 2017:
				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral (Received)	Net Amount
Liabilities:
Securities Lending	$174,480,314	$-	$174,480,314	$174,363,991	$116,323	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  June 27, 2017

By (Signature and Title)*  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  June 26, 2017

* Print the name and title of each signing officer under his or her signature.